Summary of Deposit Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 75,600.0	$ 43,100.0
Deposits	506,055.0	470,710.0
Financial liabilities designated at fair value through profit or loss	139,805.0	113,988.0
Total deposits	1,360,093.0	1,261,921.0
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	779,500.0	719,800.0
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	68,900.0	43,600.0
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	506,055.0	470,710.0
Business and government [member] | Covered Bondholders [member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	31,500.0	25,100.0
Business and government [member] | TD Capital Trust IV [member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	0.0	500.0
Loan Commitments And Financial Guarantees [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	$ 51.7	$ 83.3